PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.1%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	30,768	$14,470,806
Automobiles — 8.7%
Tesla, Inc.*	722,654	191,683,973
Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc.*	112,937	32,699,779
Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	94,095	27,574,540
KKR & Co., Inc.	442,142	19,012,106
S&P Global, Inc.	87,816	26,814,615
		73,401,261
Energy Equipment & Services — 1.4%
Schlumberger NV	879,080	31,558,972
Entertainment — 1.1%
Netflix, Inc.*	56,065	13,199,944
ROBLOX Corp. (Class A Stock)*(a)	294,386	10,550,794
		23,750,738
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	146,108	31,369,388
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	111,546	52,679,829
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	217,164	21,012,789
Dexcom, Inc.*	169,522	13,653,302
Intuitive Surgical, Inc.*	66,996	12,557,730
		47,223,821
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	111,356	56,239,234
Hotels, Restaurants & Leisure — 4.0%
Airbnb, Inc. (Class A Stock)*	238,292	25,030,192
Chipotle Mexican Grill, Inc.*(a)	17,886	26,878,365
Marriott International, Inc. (Class A Stock)	186,837	26,183,337
McDonald’s Corp.	45,793	10,566,277
		88,658,171
Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)*	673,246	64,395,980
Alphabet, Inc. (Class C Stock)*	648,427	62,346,256
Meta Platforms, Inc. (Class A Stock)*	145,400	19,727,872
ZoomInfo Technologies, Inc.*	298,837	12,449,549
		158,919,657
Internet & Direct Marketing Retail — 7.9%
Amazon.com, Inc.*	1,268,934	143,389,542
MercadoLibre, Inc. (Brazil)*	38,070	31,513,585
		174,903,127
IT Services — 8.5%
Adyen NV (Netherlands), 144A*	25,243	31,482,113
Mastercard, Inc. (Class A Stock)	200,011	56,871,128
Snowflake, Inc. (Class A Stock)*	167,752	28,511,130
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	392,517	$69,730,645
		186,595,016
Life Sciences Tools & Services — 2.0%
Danaher Corp.	173,098	44,709,482
Media — 1.1%
Trade Desk, Inc. (The) (Class A Stock)*(a)	404,763	24,184,589
Multiline Retail — 0.5%
Target Corp.	77,662	11,524,264
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	191,922	41,435,960
Pharmaceuticals — 4.7%
Eli Lilly & Co.	235,931	76,288,289
Novo Nordisk A/S (Denmark), ADR	285,975	28,491,689
		104,779,978
Road & Rail — 1.7%
Uber Technologies, Inc.*	1,427,458	37,827,637
Semiconductors & Semiconductor Equipment — 5.3%
ASML Holding NV (Netherlands)	50,033	20,781,207
Broadcom, Inc.	87,681	38,931,241
NVIDIA Corp.	468,068	56,818,774
		116,531,222
Software — 12.9%
Adobe, Inc.*	103,078	28,367,066
Atlassian Corp. PLC (Class A Stock)*(a)	149,558	31,495,419
Crowdstrike Holdings, Inc. (Class A Stock)*	223,098	36,768,781
HubSpot, Inc.*	24,278	6,557,973
Microsoft Corp.	541,942	126,218,292
Salesforce, Inc.*	383,535	55,167,675
		284,575,206
Specialty Retail — 4.0%
Home Depot, Inc. (The)	127,458	35,170,760
O’Reilly Automotive, Inc.*	32,988	23,202,110
TJX Cos., Inc. (The)	483,498	30,034,896
		88,407,766
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,151,285	159,107,587
Textiles, Apparel & Luxury Goods — 4.6%
Lululemon Athletica, Inc.*	104,623	29,248,406
LVMH Moet Hennessy Louis Vuitton SE (France)	91,145	53,736,795
NIKE, Inc. (Class B Stock)	210,850	17,525,852
		100,511,053
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	72,969	$9,790,251

Total Common Stocks (cost $1,284,318,679)		2,187,538,767
Preferred Stock — 0.5%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	141,830	11,467,540
(cost $11,427,757)

Total Long-Term Investments (cost $1,295,746,436)		2,199,006,307
Short-Term Investments — 6.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	12,664,383	12,664,383
PGIM Institutional Money Market Fund (cost $126,215,010; includes $125,775,376 of cash collateral for securities on loan)(b)(wa)	126,446,898	126,358,386

Total Short-Term Investments (cost $138,879,393)		139,022,769

TOTAL INVESTMENTS—105.9% (cost $1,434,625,829)		2,338,029,076

Liabilities in excess of other assets — (5.9)%		(130,064,231)

Net Assets — 100.0%		$2,207,964,845

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,741,608; cash collateral of $125,775,376 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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